Related Party Transactions - Additional Information (Details) - USD ($)		2 Months Ended	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Oct. 18, 2021	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2023	Oct. 21, 2021
Related Party Transactions
Outstanding balance of related party loans			$ 276,495		$ 276,495
Debt instrument, maturity date								Feb. 15, 2023
Investment, Type [Extensible Enumeration]		smapu:PipeFinancingMember
Proceeds from issuance of Promissory Note					981,460
Chief Executive Officer
Related Party Transactions
Debt instrument, face amount								$ 600,000
Debt instrument, interest rate during period								10.00%
Debt instrument, maturity date								Feb. 15, 2023
Debt instrument, convertible, conversion price								$ 0.01
Chief Executive Officer | Maximum
Related Party Transactions
Debt instrument, interest rate during period								12.00%
Sponsor
Related Party Transactions
Working capital		$ 1,000,000
Business Combination Agreement
Related Party Transactions
Consideration of sale of stock for business acquisition		$ 0
Business Combination Agreement | Maximum
Related Party Transactions
Founder shares granted		500,000
Promissory note with related party
Related Party Transactions
Administrative service fee				$ 30,000		$ 60,000	$ 24,516	$ 120,000
Unsecured Promissory Note with Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note			400,000		400,000						$ 400,000
Outstanding balance of related party loans			0		0		0	0	$ 0
Administrative support agreement
Related Party Transactions
Expenses per month	$ 10,000
Accrued administrative fee expense					51,356			21,356	$ 24,516
Administrative service fee			30,000		60,000
Administrative support agreement | Lawson Gow
Related Party Transactions
Administrative service fee paid					100,000		$ 100,000
Related party loans
Related Party Transactions
Outstanding balance of related party loans			0		0			0
Loan conversion agreement warrant			$ 1,000,000		$ 1,000,000			$ 1,000,000
Conversion of notes, units issued					100,000			100,000
Founder shares granted		$ 1,000,000
Related party loans | Working capital loans warrant
Related Party Transactions
Price of warrant			$ 10.00		$ 10.00			$ 10.00
Promissory Notes | Sponsor
Related Party Transactions
Working capital		$ 1,000,000
Founder shares granted		165,598
Duration of right to extend repayment		12 months
Proceeds from issuance of Promissory Note					$ 981,460
Proceeds from issuance of notes					$ 911,167
Multiple Lenders
Related Party Transactions
Founder shares granted										300,000
Multiple Lenders | Business Combination Agreement
Related Party Transactions
Founder shares granted										165,598